MAINSTAY ICAP FUNDS

Supplement dated July 29, 2009 (“Supplement”) to
MainStay ICAP Funds Prospectus dated March 2, 2009 (the “Prospectus”)

This Supplement updates certain information contained in the above-dated Prospectus.  You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn:  MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Funds’ website at mainstayinvestments.com.  Please review this important information carefully.

At a meeting held on June 18, 2009, the Funds’ Board of Directors approved restructured expense limitations for the Funds. As a result, a portion of the Fees and Expenses tables, information in the Example tables and footnotes for the following Funds are amended as set forth below:

MainStay ICAP Equity Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class C	Class I	Class R1	Class R2	Class R3
Management Fees[2]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	None	None	0.25%	0.50%
Other Expenses[4]	0.82%	0.25%	0.82%	0.25%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses[5]	1.87%	1.30%	2.62%	1.05%	1.15%	1.40%	1.65%

2	The management fee for the Fund is an annual percentage of the Fund's average net assets.
3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4
"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes. In addition, "Other Expenses" for Class R1, R2 and R3 shares include shareholder service fees of 0.10%.

5
Effective August 1, 2009, New York Life Investments has agreed to voluntarily waive or reimburse the expenses of the appropriate class of the Fund so that the total annual operating expenses of a class do not exceed the following percentages: Investor Class, 1.85%; Class C, 2.60% and Class I, 0.90%. These voluntary waivers or reimbursements may be discontinued at any time without notice.

From August 1, 2008 through July 31, 2009, New York Life Investments had entered into a written expense limitation agreement under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses did not exceed the following amounts of average daily net assets for each class: Investor Class, 1.19%; Class A, 1.19%; Class C, 1.94%; Class I, 0.80%; Class R1, 0.90%; Class R2, 1.15%; and Class R3, 1.40%. Between April 29, 2008 and August 1, 2008, the Fund had different expense limitation agreements in place. These expense limitation agreements contained the same expense limitations for the Fund’s share classes as the August 1, 2008 agreement but had different termination provisions.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

MSIC16a-05/09

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class C		Class I	Class R1	Class R2	Class R3
Expenses after			Assuming no redemption	Assuming redemption at the end of each period
1 Year	$729	$675	$265	$365	$107	$117	$143	$168
3 Years	$1,105	$939	$814	$814	$334	$365	$443	$520
5 Years	$1,505	$1,224	$1,390	$1,390	$579	$633	$766	$897
10 Years	$2,620	$2,032	$2,954	$2,954	$1,283	$1,398	$1,680	$1,955

MainStay ICAP Select Equity Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class C	Class I	Class R1	Class R2	Class R3
Management Fees[2]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees[3]	0.25%	0.25%	1.00%	None	None	0.25%	0.50%
Other Expenses[4]	0.45%	0.23%	0.45%	0.23%	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses[5]	1.50%	1.28%	2.25%	1.03%	1.13%	1.38%	1.63%
2	The management fee for the Fund is an annual percentage of the Fund's average net assets.
3
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

4
"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes. In addition, "Other Expenses" for Class R1, R2 and R3 shares include shareholder service fees of 0.10%.

5
Effective August 1, 2009, New York Life Investments has agreed to voluntarily waive or reimburse the expenses of the appropriate class of the Fund so that the total annual operating expenses of a class do not exceed the following percentages:  Class A, 1.18%; Class I, 0.90%. This voluntary waiver or reimbursement may be discontinued at any time without notice.

From August 25, 2008 through July 31, 2009, New York Life Investments had entered into a written expense limitation agreement under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of Class I shares of the Fund so that the total ordinary operating expenses of that Class did not exceed the 0,80% of average daily net assets of that Class.  New York Life Investments then applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. Prior to August 25, 2008, the Fund had a different expense limitation agreement in place as the August 1, 2008 agreement.  This expense limitation agreement contained the same expense limitations for the Fund’s Class I shares as the August 1, 2008 agreement but had a different termination provision.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class C		Class I	Class R1	Class R2	Class R3
Expenses after			Assuming no redemption	Assuming redemption at the end of each period
1 Year	$694	$673	$228	$328	$105	$115	$140	$166
3 Years	$998	$934	$703	$703	$328	$359	$437	$514
5 Years	$1,323	$1,214	$1,205	$1,205	$569	$622	$755	$887
10 Years	$2,242	$2,010	$2,585	$2,585	$1,259	$1,375	$1,657	$1,933

MainStay ICAP International Fund

Effective August 1, 2009, the table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please see the Prospectus for additional information about shareholder fees that may also apply to your investment.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Class	Class A	Class C	Class I	Class R1	Class R2	Class R3
Management Fees[3]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees[4]	0.25%	0.25%	1.00%	None	None	0.25%	0.50%
Other Expenses[5]	0.69%	0.35%	0.69%	0.35%	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses[6]	1.74%	1.40%	2.49%	1.15%	1.25%	1.50%	1.75%
3	The management fee for the Fund is an annual percentage of the Fund's average net assets.
4
Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

5
"Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes. In addition, "Other Expenses" for Class R1, R2 and R3 shares include shareholder service fees of 0.10%.

6
Effective August 1, 2009, New York Life Investments has agreed to voluntarily waive or reimburse the expenses of the appropriate class of the Fund so that the total annual operating expenses of a class do not exceed the following percentages:  Class A, 1.30%; Class I, 0.95%.  This voluntary waiver may be discontinued at any time without notice.

From August 25, 2008 through July 31, 2009, New York Life Investments had entered into a written expense limitation agreement under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of Class I shares of the Fund so that the total ordinary operating expenses of that Class did not exceed the 0.80% of average daily net assets of that Class.  New York Life Investments then applied an equivalent waiver or reimbursement, in an equal amount of basis points, to the other share classes of the Fund. Prior to August 25, 2008, the Fund had a different expense limitation agreement in place as the August 1, 2008 agreement.  This expense limitation agreement contained the same expense limitations for the Fund’s Class I shares as the August 1, 2008 agreement but had a different termination provision.

The term "total ordinary operating expenses" excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that all dividends and distributions are reinvested. There is no sales charge (load) on reinvested dividends. Your actual costs may be higher or lower than those shown.

	Investor Class	Class A	Class C		Class I	Class R1	Class R2	Class R3
Expenses after			Assuming no redemption	Assuming redemption at the end of each period
1 Year	$717	$685	$252	$352	$117	$127	$153	$178
3 Years	$1,068	$969	$776	$776	$365	$397	$474	$551
5 Years	$1,442	$1,274	$1,326	$1,326	$633	$686	$818	$949
10 Years	$2,489	$2,137	$2,826	2,826	$1,398	$1,511	$1,791	$2,062

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.